Class A, C and I Shares | TETON WESTWOOD INCOME FUND
TETON WESTWOOD INCOME FUND (the “Income Fund”)
Investment Objective
The Income Fund seeks to provide a high level of current income as well as long term capital appreciation.
Fees and Expenses of the Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, C and I Shares TETON WESTWOOD INCOME FUND (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C and I Shares TETON WESTWOOD INCOME FUND		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.50%	1.00%	none
Other Expenses		1.32%	1.32%	1.32%
Total Annual Fund Operating Expenses		2.82%	3.32%	2.32%
Less Fee Waiver and Expense Reimbursement	[1]	(0.57%)	(0.57%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.25%	2.75%	1.75%
[1]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.25% for Class A Shares, 2.75% for Class C Shares, and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2015 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example
This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares TETON WESTWOOD INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	619	1,187	1,781	3,382
Class C Shares	378	968	1,682	3,574
Class I Shares	178	670	1,189	2,612

You would pay the following expenses if you did not redeem your shares of the Income Fund:
Expense Example, No Redemption Class A, C and I Shares TETON WESTWOOD INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	619	1,187	1,781	3,382
Class C Shares	278	968	1,682	3,574
Class I Shares	178	670	1,189	2,612

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:
  attractive fundamentals and valuations based on the Adviser’s internal research issuers with strong management teams and/or
  issuers with good balance sheet fundamentals
The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in emerging markets. The Income Fund may also invest in foreign debt securities.
Principal Risks:
You May Want to Invest in the Fund if:
  you are a long term investor
  you seek a high level of current income as well as growth of capital
The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed; you may lose money by investing in the Income Fund. When you sell Income Fund shares, they may be worth more or less than what you paid for them.

Investing in the Income Fund involves the following risks:
  Management Risk.    If the portfolio manager is incorrect in her assessment of the growth prospects of the securities the Income Fund holds, then the value of the Income Fund’s shares may decline.
  Interest Rate Risk, Maturity Risk, and Credit Risk.    Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index. The bar chart and table primarily reflect the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD INCOME FUND (Total returns for Class A Shares for the Years Ended December 31)
[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Income Fund's returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2013, with maximum sales charge, if applicable)
Average Annual Total Returns Class A, C and I Shares TETON WESTWOOD INCOME FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares	21.92%	12.49%	6.61%
Class A Shares Return After Taxes on Distributions	21.84%	12.28%	5.28%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	12.47%	10.00%	5.39%
Class C Shares	25.37%	12.88%	6.52%
Class I Shares	27.66%	13.99%	7.47%	Jan. 11, 2008
Lipper Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)	28.70%	16.23%	7.17%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

The returns shown for Class I Shares prior to its actual inception date are those of the Class A Shares of the Income Fund. All Classes of the Income Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively IRAs”).